AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 101.3%
Communication Services - 4.4%
Auto Trader Group PLC (United Kingdom)[1]	2,100	$16,018
Internet Initiative Japan, Inc. (Japan)	1,800	37,531
Kadokawa Corp. (Japan)	1,200	25,630

Total Communication Services		79,179
Consumer Discretionary - 12.8%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	1,700	13,107
Brunswick Corp. (United States)	300	24,600
CIE Automotive, S.A. (Spain)	800	23,025
Dalata Hotel Group PLC (Ireland)*	3,700	16,777
Games Workshop Group PLC (United Kingdom)	100	11,911
Goldwin, Inc. (Japan)	200	19,082
Hilton Grand Vacations, Inc. (United States)*	600	26,658
momo.com, Inc. (Taiwan)	308	9,176
Planet Fitness, Inc., Class A (United States)*	400	31,068
Spin Master Corp. (Canada)[1]	500	13,899
Topgolf Callaway Brands Corp. (United States)*	1,200	25,944
Visteon Corp. (United States)*	100	15,683

Total Consumer Discretionary		230,930
Consumer Staples - 9.8%
Kobe Bussan Co., Ltd. (Japan)	1,100	30,714
MatsukiyoCocokara & Co. (Japan)	800	42,377
Performance Food Group Co. (United States)*	600	36,204
Rohto Pharmaceutical Co., Ltd. (Japan)	600	12,557
Tate & Lyle PLC (United Kingdom)	2,800	27,118
Viscofan, S.A. (Spain)	400	28,646

Total Consumer Staples		177,616
Energy - 3.1%
Gaztransport Et Technigaz, S.A. (France)	100	10,233
Pason Systems, Inc. (Canada)	600	5,385
Technip Energies, N.V. (France)	1,300	27,735
TGS ASA (Norway)	700	12,596

Total Energy		55,949
Financials - 15.1%
FinecoBank Banca Fineco S.P.A. (Italy)	900	13,789
Jack Henry & Associates, Inc. (United States)	150	22,608
Nordnet AB publ (Sweden)	800	13,190
Patria Investments, Ltd., Class A (Cayman Islands)	1,100	16,280
PJT Partners, Inc., Class A (United States)	500	36,095
RenaissanceRe Holdings, Ltd. (Bermuda)	200	40,068
St James's Place PLC (United Kingdom)	1,300	19,507
	Shares	Value

Steadfast Group, Ltd. (Australia)	12,400	$48,701
Topdanmark AS (Denmark)	400	21,384
Zenkoku Hosho Co., Ltd. (Japan)	1,100	41,509

Total Financials		273,131
Health Care - 8.1%
ALK-Abello A/S (Denmark)*	900	13,965
Amplifon S.P.A. (Italy)	300	10,398
As One Corp. (Japan)	200	8,512
Ascendis Pharma A/S, ADR (Denmark)*	150	16,083
Chemed Corp. (United States)	100	53,775
Encompass Health Corp. (United States)	550	29,755
Nakanishi, Inc. (Japan)	700	13,906

Total Health Care		146,394
Industrials - 33.1%
AG Growth International, Inc. (Canada)	700	31,760
Arcadis, N.V. (Netherlands)	400	16,378
AZ-COM MARUWA Holdings, Inc. (Japan)	200	3,012
The AZEK Co., Inc. (United States)*	800	18,832
Casella Waste Systems, Inc., Class A (United States)*	525	43,396
Diploma PLC (United Kingdom)	500	17,409
EMCOR Group, Inc. (United States)	150	24,389
Esab Corp. (United States)	850	50,209
Exponent, Inc. (United States)	300	29,907
Hexcel Corp. (United States)	450	30,712
Interpump Group S.P.A. (Italy)	200	11,216
IPH, Ltd. (Australia)	3,300	16,457
KION Group AG (Germany)	266	10,314
Nexans, S.A. (France)	400	39,855
Regal Rexnord Corp. (United States)	150	21,110
Rotork PLC (United Kingdom)	5,800	22,600
RS Group PLC (United Kingdom)	900	10,176
Saab AB, Class B (Sweden)	600	36,451
SMS Co., Ltd. (Japan)	600	14,592
Tetra Tech, Inc. (United States)	100	14,691
Valmet Oyj (Finland)[2]	800	25,971
The Weir Group PLC (United Kingdom)	1,300	29,824
WillScot Mobile Mini Holdings Corp. (United States)*	400	18,752
WNS Holdings, Ltd., ADR (India)*	450	41,926
Zurn Elkay Water Solutions Corp. (United States)	800	17,088

Total Industrials		597,027
Information Technology - 11.5%
Accton Technology Corp. (Taiwan)	900	9,459

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 11.5% (continued)
CyberArk Software, Ltd. (Israel)*	300	$44,394
Fortnox AB (Sweden)	2,000	13,685
Keywords Studios PLC (Ireland)	800	27,218
MACOM Technology Solutions Holdings, Inc. (United States)*	350	24,794
Nice, Ltd., Sponsored ADR (Israel)*,2	200	45,778
Simplex Holdings, Inc. (Japan)	1,500	27,766
TOTVS, S.A. (Brazil)	2,583	14,331

Total Information Technology		207,425
Materials - 2.7%
Asahi Holdings, Inc. (Japan)	800	12,225
Huhtamaki Oyj (Finland)	400	14,860
Verallia, S.A. (France)[1]	500	21,293

Total Materials		48,378
Utilities - 0.7%
Nippon Gas Co., Ltd. (Japan)	900	13,061

Total Common Stocks (Cost $1,595,330)		1,829,090

	Principal Amount	Value
Short-Term Investments - 0.1%
Joint Repurchase Agreements - 0.1%[3]
RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,030 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $1,051)	$1,030	$1,030

Total Short-Term Investments (Cost $1,030)		1,030
Total Investments - 101.4% (Cost $1,596,360)		1,830,120
Other Assets, less Liabilities - (1.4)%		(25,200)
Net Assets - 100.0%		$1,804,920

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $51,210 or 2.8% of net assets.
[2]	Some of these securities, amounting to $64,799 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$342,772	$254,255	—	$597,027
Financials	115,051	158,080	—	273,131
Consumer Discretionary	150,959	79,971	—	230,930
Information Technology	156,515	50,910	—	207,425
Consumer Staples	36,204	141,412	—	177,616
Health Care	99,613	46,781	—	146,394
Communication Services	—	79,179	—	79,179
Energy	5,385	50,564	—	55,949
Materials	—	48,378	—	48,378
Utilities	—	13,061	—	13,061
Short-Term Investments
Joint Repurchase Agreements	—	1,030	—	1,030
Total Investment in Securities	$906,499	$923,621	—	$1,830,120

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	3.6
Bermuda	2.2
Brazil	0.8
Canada	2.8
Cayman Islands	0.9
Denmark	2.8
Finland	2.2
France	5.4
Germany	0.6
India	2.3
Ireland	2.4
Israel	4.9
Country	% of Long-Term Investments
Italy	1.9
Japan	16.5
Netherlands	0.9
Norway	0.7
Spain	2.8
Sweden	3.5
Taiwan	1.0
United Kingdom	8.5
United States	32.6
Uruguay	0.7
100.0

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$64,799	$1,030	$65,422	$66,452
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	05/23/23-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.